UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Western Asset Emerging Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET EMERGING

MARKET DEBT FUND INC.

FORM N-Q

JULY 31, 2007

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited)	July 31, 2007

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 62.2%
Argentina - 4.0%
		Republic of Argentina:
2,000,000	EUR	9.250% due 10/21/02(a)	$925,526
5,000,000	DEM	10.250% due 2/6/03 (a)	1,276,801
1,425,000	EUR	9.000% due 6/20/03 (a)	656,995
1,000,000	EUR	9.500% due 3/4/04 (a)	481,616
5,000,000	DEM	7.000% due 3/18/04 (a)	1,231,233
2,000,000	EUR	8.500% due 7/1/04 (a)	946,093
2,000,000	EUR	10.000% due 1/7/05 (a)	949,521
3,200,000	ARS	8.125% due 4/21/08 (a)	1,535,688
1,200,000	EUR	9.000% due 7/6/10 (a)	551,202
5,656,049	ARS	Bonds, 2.000% due 1/3/10 (b)	3,806,346
3,497,000		Bonds, Series VII, 7.000% due 9/12/13	3,121,364
1,528,149	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	552,302
		GDP Linked Securities:
4,205,000		0.624% due 12/15/35 (b)	557,163
82,017,123	ARS	0.649% due 12/15/35 (b)	2,816,423
4,825,000	EUR	0.662% due 12/15/35 (b)	807,127
		Medium-Term Notes:
525,000	EUR	8.750% due 2/4/03 (a)	257,348
5,000,000,000	ITL	7.000% due 3/18/04 (a)	1,212,713
2,000,000	EUR	7.000% due 3/18/04 (a)(c)	959,805
1,000,000	EUR	9.250% due 7/20/04 (a)	473,047
2,000,000	EUR	8.125% due 10/4/04 (a)	925,526
1,000,000	EUR	Series APR, 8.000% due 2/26/08 (a)	485,044

		Total Argentina	24,528,883

Brazil - 17.9%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	10.000% due 1/1/10	527
77,231,000	BRL	10.000% due 7/1/10 (d)	40,296,351
9,323,000	BRL	Series B, 6.000% due 5/15/45	8,071,140
		Federative Republic of Brazil:
27,342,000		11.000% due 8/17/40 (d)	35,353,206
		Collective Action Securities:
6,010,000		8.750% due 2/4/25	7,282,618
4,700,000		8.250% due 1/20/34	5,616,500
12,063,000		Notes, 8.000% due 1/15/18 (d)	13,082,324

		Total Brazil	109,702,666

Colombia - 2.9%
		Republic of Colombia:
3,945,000		7.375% due 1/27/17	4,199,453
12,609,000		7.375% due 9/18/37 (d)	13,447,498

		Total Colombia	17,646,951

Ecuador - 1.1%
7,877,000		Republic of Ecuador, 10.000% due 8/15/30 (e)	6,665,912

Egypt - 0.6%
19,840,000	EGP	Arab Republic of Egypt, 8.750% due 7/18/12 (e)	3,540,210

Indonesia - 2.6%
		Republic of Indonesia:
35,693,000,000	IDR	Series FR40, 11.000% due 9/15/25	4,221,261
28,628,000,000	IDR	Series FR42, 10.250% due 7/15/27	3,190,453
45,120,000,000	IDR	Series FR43, 10.250% due 7/15/22	5,035,069

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT†		SECURITY	VALUE
34,122,000,000	IDR	Series FR45, 9.750% due 5/15/37	$3,629,701

		Total Indonesia	16,076,484

Mexico - 11.4%
		United Mexican States:
1,395,000		11.375% due 9/15/16	1,930,331
2,500,000		8.125% due 12/30/19	2,962,500
		Medium-Term Notes:
29,300,000		5.625% due 1/15/17 (d)	28,677,375
1,920,000		8.300% due 8/15/31	2,388,000
		Series A:
1,171,000		6.375% due 1/16/13	1,208,472
7,131,000		6.625% due 3/3/15	7,483,985
11,120,000		8.000% due 9/24/22 (d)	13,243,920
7,170,000		6.750% due 9/27/34	7,555,387
4,047,000		Series XW, 10.375% due 2/17/09	4,330,290

		Total Mexico	69,780,260

Panama - 2.4%
		Republic of Panama:
2,848,000		7.250% due 3/15/15	2,997,520
6,090,000		9.375% due 4/1/29	7,917,000
3,966,000		6.700% due 1/26/36	3,956,085

		Total Panama	14,870,605

Peru - 1.4%
		Republic of Peru:
4,402,000		8.750% due 11/21/33	5,596,042
2,846,000		Bonds, 6.550% due 3/14/37	2,821,098

		Total Peru	8,417,140

Russia - 3.5%
		Russian Federation:
2,175,000		11.000% due 7/24/18 (e)	3,012,375
1,595,000		12.750% due 6/24/28 (e)	2,783,275
14,040,445		7.500% due 3/31/30 (d)(e)	15,396,225

		Total Russia	21,191,875

Turkey - 7.9%
		Republic of Turkey:
8,375,000	TRY	14.000% due 1/19/11	6,123,942
8,530,000		11.875% due 1/15/30 (d)	12,970,931
31,399,000		Notes, 6.875% due 3/17/36 (d)	29,318,816

		Total Turkey	48,413,689

Uruguay - 1.0%
5,486,532		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (f)	5,980,320

Venezuela - 5.5%
		Bolivarian Republic of Venezuela:
1,959,000		8.500% due 10/8/14	1,993,283
16,913,000		5.750% due 2/26/16 (d)	14,376,050
1,674,000		7.650% due 4/21/25	1,531,710
		Collective Action Securities:
10,661,000		9.375% due 1/13/34 (d)	11,393,944

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT†		SECURITY	VALUE
3,850,000		Notes, 10.750% due 9/19/13	$4,326,437

		Total Venezuela	33,621,424

		TOTAL SOVEREIGN BONDS (Cost - $369,296,937)	380,436,419

CORPORATE BONDS & NOTES - 29.8%
Brazil - 4.9%
3,423,000		Globo Communicacoes Participacoes SA, Bonds, 7.250% due 4/26/22 (e)	3,140,603
		Vale Overseas Ltd., Notes:
4,219,000		8.250% due 1/17/34	4,784,430
22,430,000		6.875% due 11/21/36 (d)	21,930,932

		Total Brazil	29,855,965

Chile - 0.6%
3,678,000		Enersis SA, Notes, 7.375% due 1/15/14	3,812,137

India - 0.2%
		ICICI Bank Ltd., Subordinated Bonds:
820,000		6.375% due 4/30/22 (b)(e)	774,625
626,000		6.375% due 4/30/22 (b)(e)	595,271

		Total India	1,369,896

Kazakhstan - 1.5%
3,540,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (e)	3,708,150
2,780,000		HSBK Europe BV, 7.250% due 5/3/17 (e)	2,651,564
		TuranAlem Finance BV, Bonds:
2,500,000		8.250% due 1/22/37 (e)	2,218,750
400,000		8.250% due 1/22/37 (e)	355,000

		Total Kazakhstan	8,933,464

Mexico - 5.4%
		Axtel SAB de CV:
311,000		11.000% due 12/15/13	337,435
120,000		7.625% due 2/1/17 (e)	114,300
2,250,000		Senior Notes, 7.625% due 2/1/17 (e)	2,143,125
340,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	360,400
30,281,000		Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35 (d)	29,674,835

		Total Mexico	32,630,095

Russia - 11.6%
17,340,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)(e)	21,107,982
		Gazprom:
		Bonds:
343,825,000	RUB	Series A7, 6.790% due 10/29/09 (d)	13,584,172
114,575,000	RUB	Series A8, 7.000% due 10/27/11	4,591,793
		Loan Participation Notes:
1,810,000		6.212% due 11/22/16 (e)	1,721,853
850,000		Senior Notes, 6.510% due 3/7/22 (e)	814,980
162,014,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	6,433,804
		Russian Agricultural Bank, Loan Participation Notes:
5,840,000		7.175% due 5/16/13 (e)	6,008,192
9,648,000		6.299% due 5/15/17 (e)	9,154,022
		TNK-BP Finance SA:
5,580,000		7.500% due 7/18/16 (e)	5,614,875
790,000		6.625% due 3/20/17 (e)	736,675

See Notes to Schedule of Investments.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2007

FACE AMOUNT†		SECURITY	VALUE
1,350,000		UBS Luxembourg SA for OJSC Vimpel Communications, 8.250% due 5/23/16 (e)	$1,385,735

		Total Russia	71,154,083

Thailand - 1.9%
		True Move Co., Ltd.:
6,830,000		10.750% due 12/16/13 (e)	7,239,800
4,240,000		10.375% due 8/1/14 (e)	4,214,136

		Total Thailand	11,453,936

United States - 0.9%
5,380,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	5,662,450

Venezuela - 2.8%
		Petrozuata Finance Inc.:
17,141,000		8.220% due 4/1/17 (d)(e)	16,883,885
436,000		8.220% due 4/1/17 (e)	436,000

		Total Venezuela	17,319,885

		TOTAL CORPORATE BONDS & NOTES (Cost - $184,455,216)	182,191,911

WARRANTS
WARRANT - 0.1%
11,745		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (Cost - $364,095)	440,436

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $554,116,248)	563,068,766

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 7.9%
Sovereign Bonds - 7.0%
		Bank Negara Malaysia Monetary Notes:
20,468,000	MYR	Zero coupon bond to yield 3.180% due 8/9/07	5,920,895
20,358,000	MYR	Zero coupon bond to yield 3.320% due 8/9/07	5,888,896
21,268,000	MYR	Zero coupon bond to yield 3.490% due 1/17/08	6,040,863
		Egypt Treasury Bills:
137,050,000	EGP	Zero coupon bond to yield 9.091% due 10/30/07	23,698,633
7,075,000	EGP	Zero coupon bond to yield 9.040% due 11/6/07	1,227,876

		Total Sovereign Bonds (Cost - $42,634,673)	42,777,163

U.S. Government Agency - 0.2%
1,150,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.203% due 3/17/08 (Cost - $1,113,350) (g)(h)	1,113,899

Repurchase Agreement - 0.7%
4,696,000		Morgan Stanley repurchase agreement dated 7/31/07, 5.230% due 8/1/07; Proceeds at maturity - $4,696,682; (Fully collateralized by U.S. government agency obligations, 0.000% due 10/5/07; Market value - $4,814,316) (Cost - $4,696,000)	4,696,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $48,444,023)	48,587,062

		TOTAL INVESTMENTS - 100.0% (Cost - $602,560,271#)	611,655,828

†	Face amount denominated in U.S. dollars, unless otherwise noted.

WESTERN ASSET EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2007

(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2007.
(c)	Illiquid security.
(d)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
DEM	— German Mark
EGP	— Egyptian Pound
EUR	— Euro
GDP	— Gross Domestic Product
IDR	— Indonesian Rupiah
ITL	— Italian Lira
MYR	— Malaysian Ringgit
OJSC	— Open Joint Stock Company
RUB	— Russian Ruble
TRY	— New Turkish Lira

See Notes to Schedule of Investments.

Notes to Schedule of Investment (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is total return. High current income is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, or any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(d) Reverse Repurchase Agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(e) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,106,877
Gross unrealized depreciation	(12,011,320)

Net unrealized appreciation	$9,095,557

At July 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5 Year Notes	1,104	9/07	$115,866,747	$116,437,500	$570,753
Contracts to Sell:
U.S. Treasury 10 Year Notes	1,405	9/07	$148,941,787	$150,927,734	(1,985,947)

Net Unrealized Loss on Open Futures Contracts					(1,415,194)

At July 31, 2007, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$1,050,000	Reverse Repurchase Agreement with JP Morgan, dated 6/13/07 bearing 5.100% to be repurchased at date and an amount to be determined, collateralized by: $1,000,000 Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35; Market value (including accrued interest) - $988,490	$1,050,000

9,986,250	Reverse Repurchase Agreement with JP Morgan, dated 6/13/07 bearing 5.150% to be repurchased at date and an amount to be determined, collateralized by: $10,000,000 United Mexican States, 5.625% due 1/15/17; Market value (including accrued interest) - $9,813,485	9,986,250

5,129,817	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 7/19/07 bearing 3.900% to be repurchased at date and an amount to be determined, collateralized by: $3,710,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $5,661,871	5,129,817

6,659,131	Reverse Repurchase agreement with Deutsche Bank, dated 7/19/07 bearing 4.250% to be repurchased at a date and an amount to be determined, collateralized by: $4,820,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) - $7,355,854	6,659,131

27,982,500	Reverse Repurchase Agreement with JP Morgan, dated 7/30/07 bearing 5.200% to be repurchased at a date and an amount to be determined, collateralized by: $21,000,000 Federated Republic of Brazil 11.000% due 8/17/40; Market value (including accrued interest) - $28,208,776	27,982,500

	Total Reverse Repurchase Agreements (Cost - $50,807,698)	$50,807,698

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2007 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$28,249,373	4.12%	$68,163,099

*	Average based on the Number of days that the Fund reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 0.75% to 5.25% during the period ended July 31, 2007. Interest expense incurred on reverse repurchase agreements totaled $882,093.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Emerging Market Debt Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 26, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 26, 2007